Capital Structure, Financial Risk and Related Items - Warrant Activity (Details) - kr / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period (in shares)	1,207,163	989,891	937,968
Granted (in shares)	547,388	369,847	209,377
Exercised (in shares)	(128,075)	(112,651)	(112,962)
Expired (in shares)	(2,073)	(287)	(1,317)
Forfeited (in shares)	(92,778)	(39,637)	(43,175)
Balance at end of period (in shares)	1,531,625	1,207,163	989,891
Exercisable at year end (in shares)	532,321	446,416	416,541
Exercisable warrants in the money at year end (in shares)	117,453	149,312	360,539
Weighted average exercise price of warrants at beginning (in DKK per share)	kr 2,046.38	kr 1,980.25	kr 1,770.31
Weighted average exercise price of warrant granted (in DKK per share)	1,613.94	1,974.71	2,632.02
Weighted average exercise price of warrant exercised (in DKK per share)	1,139.53	1,143.29	1,341.4
Weighted average exercise price of warrants expired (in DKK per share)	989.32	1,032	1,225.18
Weighted average exercise price of warrants cancelled (in DKK per share)	1,936.81	2,300.1	2,274.5
Weighted average exercise price of warrants at ending (in DKK per share)	1,975.81	2,046.38	1,980.25
Weighted average exercise price of warrants exercisable (in DKK per share)	2,109.73	1,759.86	1,416.25
Weighted average exercise price of warrants exercisable in money (in DKK per share)	1,546.6	1,131.68	1,272.37
Weighted average Black-Scholes fair value per warrant granted (in DKK per share)	kr 1,689.89	kr 1,877.19	kr 2,657.76
Percentage of change in share capital - warrants exercised	2.00%	2.00%	1.00%
Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period (in shares)	3,017	2,323	1,920
Granted (in shares)	835	694	403
Transfers (in shares)	1,934
Balance at end of period (in shares)	5,786	3,017	2,323
Exercisable at year end (in shares)	2,325	1,226	875
Exercisable warrants in the money at year end (in shares)	617		617
Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period (in shares)	75,937	139,193	129,798
Exercised (in shares)	(46,166)	(63,811)	(11,900)
Transfers (in shares)	(3,556)	555	21,295
Balance at end of period (in shares)	26,215	75,937	139,193
Exercisable at year end (in shares)	22,442	63,405	123,345
Exercisable warrants in the money at year end (in shares)	5,597	46,166	123,345
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period (in shares)	1,060,118	791,715	773,014
Granted (in shares)	504,180	354,255	198,001
Exercised (in shares)	(51,271)	(31,721)	(74,672)
Expired (in shares)	(468)	(155)	(1,200)
Forfeited (in shares)	(14)	(73)	(32)
Transfers (in shares)	(128,054)	(53,903)	(103,396)
Balance at end of period (in shares)	1,384,491	1,060,118	791,715
Exercisable at year end (in shares)	411,526	321,099	246,635
Exercisable warrants in the money at year end (in shares)	88,025	77,669	192,945
Former member of Board of Directors, Executive Management and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period (in shares)	68,091	56,660	33,236
Granted (in shares)	42,373	14,898	10,973
Exercised (in shares)	(30,638)	(17,119)	(26,390)
Expired (in shares)	(1,605)	(132)	(117)
Forfeited (in shares)	(92,764)	(39,564)	(43,143)
Transfers (in shares)	129,676	53,348	82,101
Balance at end of period (in shares)	115,133	68,091	56,660
Exercisable at year end (in shares)	96,028	60,686	45,686
Exercisable warrants in the money at year end (in shares)	23,214	25,477	43,632